Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 13.6%
Ferrari NV	106,409	$27,844,556
Stellantis NV	3,029,899	51,701,412
		79,545,968
Banks — 19.5%
FinecoBank Banca Fineco SpA	986,834	17,283,382
Intesa Sanpaolo SpA	24,521,924	58,717,949
Mediobanca Banca di Credito Finanziario SpA	1,075,783	11,900,040
UniCredit SpA	2,180,810	26,330,699
		114,232,070
Beverages — 2.3%
Davide Campari-Milano NV	905,582	13,199,494

Diversified Financial Services — 2.7%
EXOR NV	181,693	15,929,207

Diversified Telecommunication Services — 2.9%
Infrastrutture Wireless Italiane SpA(a)	623,139	7,146,491
Telecom Italia SpA/Milano	18,479,291	9,601,579
		16,748,070
Electric Utilities — 18.4%
Enel SpA	11,998,624	90,917,925
Terna - Rete Elettrica Nazionale	2,253,723	16,759,511
		107,677,436
Electrical Equipment — 2.6%
Prysmian SpA	412,787	15,304,032

Energy Equipment & Services — 1.5%
Tenaris SA	887,764	8,693,793

Gas Utilities — 3.1%
Snam SpA	3,237,891	18,246,548

Health Care Equipment & Supplies — 1.7%
DiaSorin SpA	45,253	9,657,234

Health Care Providers & Services — 1.8%
Amplifon SpA	217,293	10,583,202

Insurance — 6.5%
Assicurazioni Generali SpA	1,341,550	26,874,440
Poste Italiane SpA(a)	907,777	11,416,013
		38,290,453
IT Services — 2.0%
Nexi SpA(a)(b)	771,651	11,806,121
Security	Shares	Value

Machinery — 4.2%
CNH Industrial NV	1,509,548	$24,777,952

Oil, Gas & Consumable Fuels — 8.5%
Eni SpA	3,772,219	49,709,483

Pharmaceuticals — 1.9%
Recordati Industria Chimica e Farmaceutica SpA	179,973	11,291,673

Textiles, Apparel & Luxury Goods — 3.9%
Moncler SpA	317,631	22,931,847

Transportation Infrastructure — 2.5%
Atlantia SpA(b)	804,690	14,694,998

Total Common Stocks — 99.6%
(Cost: $631,631,922)		583,319,581

Preferred Stocks

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	389,084	190,020

Total Preferred Stocks — 0.0%
(Cost: $155,960)		190,020

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	420,000	420,000

Total Short-Term Investments — 0.1%
(Cost: $420,000)		420,000

Total Investments in Securities — 99.7%
(Cost: $632,207,882)		583,929,601

Other Assets, Less Liabilities — 0.3%		1,827,433

Net Assets — 100.0%		$585,757,034

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$718	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	—	(30,000	)(b)	—	—	420,000	420,000	4		—
					$—	$—	$420,000		$722		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	16	12/17/21	$2,332	$(147,198)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$583,319,581	$—	$583,319,581
Preferred Stocks	—	190,020	—	190,020
Money Market Funds	420,000	—	—	420,000
	$420,000	$583,509,601	$—	$583,929,601
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(147,198)	$—	$(147,198)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3